Restricted Cash, Other Assets and Other Liabilities - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Tenant security deposits and payable	$ 15,135	$ 14,220			$ 14,657
Borrower escrow deposits	13,001	18,885			46,231
Deferred income	27,124	18,255			30,819
Interest payable	40,622	40,778			42,462
Other liabilities—derivative liabilities	132,808	304,678			204,848
Contingent consideration—THL Hotel Portfolio (Note 3)	8,903	9,312			7,419
Share repurchase payable	7,567	0	$ 36,166		0	$ 0
Current and deferred income tax liability	92,808	105,477			165,882
Accrued compensation	79,320	33,939			77,483
Accrued carried interest and contractual incentive fee compensation	7,486	8,675			0
Accrued real estate and other taxes	38,714	47,452			52,714
Other liabilities	80,794				96,306
Accounts payable and other liabilities	89,862				98,046
Total	634,144	958,293			836,867
Deferred asset management fee income	3,200	2,900			$ 2,700
Accounts Payable and Accrued Liabilities	91,244	113,234
Operating lease liability	0	115,678
Other Liabilities	79,412	$ 127,710
Asset management fees
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue recognized	$ 600
Difference between revenue guidance in effect before and after Topic 606 | Asset management fees | ASU 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred asset management fee income				$ 1,600